Fixed Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed Assets Net
Depreciation and amortization expense	$ 660,483	$ 612,563	$ 908,412